Financial Instruments and Financial Risk Management	9 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

10. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	June 30, 2025	September 30, 2024
Other assets
Senior Note - embedded derivative	3	FVtPL	25,539	32,609
Other current assets
Currency derivative	2	FVtPL	23,924	8,104
Other financial liabilities
Currency derivative	2	FVtPL	1,530	625

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss.

The Company does not carry any further financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The fair value of the redemption feature embedded in the Senior Notes is calculated using a "with-and-without" approach. The "with-scenario" refers to the fair value of the Senior Notes inclusive of the redemption feature and is estimated using a binomial lattice model in a risk-neutral framework and specifically, a Black-Derman-Toy ("BDT") model, whereas the "without-scenario" refers to the fair value exclusive of the redemption feature which is estimated through the use of a discounted cash-flow analysis ("DCF"). Both BDT and DCF models fall under the income approach. The yield volatility and credit spread are both unobservable inputs to the model. Since the note value is an observable input, the credit spread is assumed to be back solved after changing the yield volatility to match the note value. During the three and nine months ended June 30, 2025, a €1.8 million increase and €7.1 million decrease in fair value was recorded through "Finance cost, net", respectively, using 40% yield volatility and 1.26% credit spread. A 2.5% increase/decrease in yield volatility would result in a €1.1 million increase/decrease in fair value.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
June 30, 2025
*EUR Term Loan	2	375,000	375,031	387,362
*USD Term Loan	2	147,896	147,843	155,301
Vendor Loan	2	217,408	218,996	225,685
Senior Notes	2	428,500	439,790	436,059

September 30, 2024
*EUR Term Loan	2	375,000	375,905	396,560
*USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

*The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these interim condensed consolidated financial statements.

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
June 30, 2025
Tax receivable agreement liability	3	364,217	379,436

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619

There were no transfers between levels during any reporting period.

There were also no changes in the Company’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.

Financial risk management

The Company has exposure to credit risk, liquidity risk and market risk. The interim condensed consolidated financial statements do not include all financial risk information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual financial statements for the fiscal year ended September 30, 2024.

Capital management

The board of directors of the Company monitors the Company’s capital management on a regular basis. The Company continually assesses the adequacy of the Company’s capital structure and capacity and adjusts within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.